Income taxes (Details - Additional information) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2028	Dec. 31, 2027	Apr. 01, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazilian statutory rate	34.00%	34.00%	34.00%
Rate of annual taxable	30.00%
Social Contribution On Net Income Rate Payment Institutions And Direct Credit Companies				15.00%	12.00%	9.00%
Social Contribution On Net Income Rate Credit Finance And Investment Companies				20.00%	17.50%	15.00%
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	R$ 76,867
Effect Of Increase In Social Contribution Rate On Deferred Tax Balances recognized in profit or loss	(50,897)	R$ 0	R$ 0
Effect Of Increase In Social Contribution Rate On Deferred Tax Balances recognized in other comprehensive income	25,971
Recognized against goodwill	(3,225)	(5,381)
Accumulated tax loss carryforwards	1,431,023	147,735
Assets At Fair Value Routed Through Other Comprehensive Income loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Losses Available For Offsetting Against Future Taxable Income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Tax Credit Carryforward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Temporary Differences Relating To Share Based Payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Tax Deductible Goodwill Non-Controlling Interest [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Contingencies arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Technological Innovation Benefit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	0	0
Business Combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	(3,225)	(5,381)
Temporary differences under fundo de investimento em direitos creditorios
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized against goodwill	R$ 0	R$ 0
Federal Tax Authorities Of Cayman [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazilian statutory rate	15.00%
Federal tax authorities of Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazilian statutory rate	34.00%